Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	£ (12,154,030)	£ (5,906,953)	£ (1,313,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	383,587	596,726	714,550
Amortization of intangible assets	50,682	36,282	55,046
Write-off intangible assets	127,139
Share-based compensation expense	1,013,788	444,459	1,123,250
Loss on modification of convertible loan		645,845	140,344
Change in fair value of derivative liability	(13,437)	(8,052,581)	(16,064,945)
Net foreign exchange loss	51,801	80,070	120,974
Noncash interest expense		71,568	6,628,406
Loss on disposal of property, plant and equipment, net			8,646
Changes in operating assets and liabilities:
Change in corporation tax receivable	391,622	676,407	(312,801)
Change in prepaid expenses and other current assets	(1,712,310)	(1,275,269)	(37,503)
Change in operating lease right of use assets	207,953	189,505	196,577
Change in accounts payable and accrued liabilities	(612,409)	2,272,782	(1,944,557)
Change in lease liabilities	(301,674)	(323,711)	(762,150)
Change in deferred income			(3,844,533)
Net cash used in operating activities	(12,567,288)	(10,544,870)	(15,292,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(63,600)	(110,353)	(240,712)
Disposal of property, plant, and equipment			55,000
Purchase of intangible assets	(28,914)	(98,436)	(124,485)
Net cash used in investing activities	(92,514)	(208,789)	(310,197)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loan, net of issuance costs			18,110
Repayment of convertible loan			(2,632,324)
Proceeds from exercise of warrants	11,084,447
Proceeds from sale of warrants		5,127,260	18,806,153
Issuance costs in connection with exercise of warrants	(411,536)	(793,746)	(908,602)
Issuance of ordinary shares	819,635	4,186,862	3,369,877
Issuance costs in connection with issuance of ordinary shares	(27,912)
Net cash provided by financing activities	11,464,634	8,520,376	18,653,214
Foreign exchange (loss) gain on cash and cash equivalents	(51,801)	(112,168)	190,652
NET CHANGE IN CASH	(1,246,969)	(2,345,451)	3,241,372
Cash - Beginning of period	2,462,609	4,808,060	1,566,688
Cash - End of period	1,215,640	2,462,609	£ 4,808,060
Supplemental disclosures of non-cash financing activity
Stock dividend	£ 55,933